Note 11. Derivatives and Hedging Instruments Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			$ 185.8
Interest Rate Swap Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ (5.2)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		$ 401.0
Interest Rate Swap [Member] | Prepaid and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0.0
Derivative, Fair Value, Net	(61.1)	$ 0.8
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 268.0